Cover Page Document	May 01, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 01, 2023
Entity File Number	1-6468
Entity Registrant Name	Georgia Power Company
Entity Tax Identification Number	58-0257110
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	241 Ralph McGill Boulevard, N.E.
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	404
Local Phone Number	506-6526
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Series 2017A 5.00% Junior Subordinated Notes due 2077
Trading Symbol	GPJA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000041091
Amendment Flag	false